UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28
Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco High Income Trust II

NYSE: VLT

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

15	Financial Statements

18	Notes to Financial Statements

24	Financial Highlights

25	Approval of Investment Advisory and Sub-Advisory Contracts

27	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco High Income Trust II

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	3.67%
Trust at Market Value	5.67
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼	3.03

Market Price Discount to NAV as of 8/31/17	-8.66

Source: ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares aftder a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

    The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–131.46%(b)
Advertising–1.03%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,261,000	$1,368,185

Aerospace & Defense–2.45%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(c)	375,000	382,500
7.50%, 03/15/2025(c)	300,000	319,125
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	659,000	692,774
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	455,000	475,475
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	154,000	160,738
6.50%, 05/15/2025	1,189,000	1,227,642
		3,258,254

Agricultural & Farm Machinery–0.69%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	892,000	922,105

Air Freight & Logistics–0.20%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(c)	249,000	262,695

Alternative Carriers–0.83%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	466,000	478,233
5.38%, 05/01/2025	612,000	631,890
		1,110,123

Aluminum–1.01%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	883,844
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(c)	431,000	454,705
		1,338,549

Apparel Retail–2.08%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	403,000	437,930
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	849,000	772,590
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	999,000	1,060,189
6.75%, 07/01/2036	104,000	99,450
6.88%, 11/01/2035	416,000	399,360
		2,769,519

	Principal Amount	Value
Auto Parts & Equipment–0.48%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(c)	$265,000	$277,256
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	116,000	119,480
5.50%, 12/15/2024	229,000	239,305
		636,041

Automobile Manufacturers–0.00%
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(d)(e)	1,640,000	0

Automotive Retail–0.67%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(c)	230,000	235,175
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	613,000	659,741
		894,916

Broadcasting–3.85%
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	537,550
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	847,000
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	766,000	612,800
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	604,000	650,810
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	543,375
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(c)	3,000	3,176
5.38%, 07/15/2026(c)	585,000	614,250
6.00%, 07/15/2024(c)	663,000	717,697
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	575,000	599,438
		5,126,096

Building Products–1.92%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	496,000	531,805
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	705,000	804,581
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	686,000	707,438
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(c)	500,000	514,375
		2,558,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Income Trust II

	Principal Amount	Value
Cable & Satellite–11.91%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	$121,000	$121,756
5.00%, 04/01/2024	491,000	507,571
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	675,000	707,062
Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	1,445,000	1,531,700
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	236,500
Sr. Unsec. Notes, 10.13%, 01/15/2023(c)	1,395,000	1,619,944
10.88%, 10/15/2025(c)	419,000	517,989
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,665,000	1,798,200
7.88%, 09/01/2019	1,076,000	1,183,600
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	171,000	179,978
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	704,886
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	310,000	260,787
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	878,000	838,490
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	910,000	957,775
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)	503,000	543,240
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	855,000	903,094
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(c)	450,000	466,875
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	218,000	228,628
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	519,000	548,842
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	659,925
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	661,075
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	250,000	260,313

	Principal Amount	Value
Cable & Satellite–(continued)
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(c)	$400,000	$414,000
		15,852,230

Casinos & Gaming–4.46%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	230,000	250,988
6.88%, 05/15/2023	890,000	960,087
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(c)	240,000	239,322
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	591,937
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	450,000	457,875
6.00%, 03/15/2023	325,000	359,938
7.75%, 03/15/2022	327,000	383,612
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	867,000	894,094
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	806,000	898,690
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(c)	236,000	238,950
5.50%, 03/01/2025(c)	626,000	656,517
		5,932,010

Commercial Printing–0.40%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(c)	514,000	537,130

Commodity Chemicals–0.36%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	446,000	474,990

Construction & Engineering–0.20%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	266,000	271,653

Construction Machinery & Heavy Trucks–1.34%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	322,538
6.75%, 06/15/2021	528,000	549,120
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	429,000	450,450
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(c)	444,000	467,310
		1,789,418

Consumer Finance–2.29%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	704,000	736,560
5.13%, 09/30/2024	900,000	972,000
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	240,000	271,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Income Trust II

	Principal Amount	Value
Consumer Finance–(continued)
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	$325,000	$356,623
8.00%, 03/25/2020	640,000	709,376
		3,045,759

Copper–0.64%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(c)	825,000	853,875

Data Processing & Outsourced Services–1.33%
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	418,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,254,000	1,357,455
		1,775,455

Diversified Banks–2.69%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00%(f)	202,000	206,798
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13%(f)	450,000	482,062
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(f)	645,000	721,594
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	385,000	492,977
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(f)	460,000	474,950
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,129,000	1,197,586
		3,575,967

Diversified Chemicals–1.35%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	1,205,000	1,293,869
7.00%, 05/15/2025	210,000	232,050
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Notes, 5.38%, 09/01/2025(c)	264,000	270,270
		1,796,189

Diversified Metals & Mining–2.22%
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,005,000	972,337
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(c)	847,000	936,994
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	503,000	526,892
Sr. Unsec. Notes, 6.13%, 10/01/2035	465,000	512,663
		2,948,886

	Principal Amount	Value
Diversified Support Services–0.19%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(c)	$240,000	$252,300

Electric Utilities–0.24%
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	298,000	317,370

Electrical Components & Equipment–1.33%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	970,000	1,003,950
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	334,800
5.00%, 10/01/2025(c)	415,000	437,825
		1,776,575

Environmental & Facilities Services–0.61%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	397,000	414,865
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(c)	389,000	398,725
		813,590

Food Distributors–0.80%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	1,025,000	1,068,563

Food Retail–1.90%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(c)	876,000	900,090
6.00%, 04/01/2022(c)	713,000	737,955
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	899,000	887,762
		2,525,807

Forest Products–0.00%
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(c)(d)(e)(g)	60,000	6

Gas Utilities–1.73%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	404,000	421,170
5.88%, 08/20/2026	622,000	637,550
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	373,000	359,012
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	900,000	887,625
		2,305,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Income Trust II

	Principal Amount	Value
General Merchandise Stores–0.50%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	$622,000	$659,320

Health Care Equipment–0.92%
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(h)	507,000	525,379
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(c)	525,000	538,125
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	109,000	112,270
5.25%, 06/15/2024	42,000	44,100
		1,219,874

Health Care Facilities–6.63%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	495,000	533,363
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	285,000	286,425
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	677,000	684,616
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	159,260	132,783
8.00%, 11/15/2019	435,000	432,281
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	658,800
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	742,000	821,765
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	913,000	984,899
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	326,865
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	569,700
5.88%, 02/15/2026	360,000	389,250
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	620,000	647,900
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	430,000	446,125
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	110,000	115,775
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	114,745
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	909,000	906,727
8.00%, 08/01/2020	127,000	129,007
8.13%, 04/01/2022	605,000	637,519
		8,818,545

Health Care Services–3.19%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	422,300
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	1,345,000	1,366,856

	Principal Amount	Value
Health Care Services–(continued)
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	$848,000	$876,620
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	970,000	1,041,537
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 8.88%, 04/15/2021(c)	96,000	99,120
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(c)	450,000	434,813
		4,241,246

Home Improvement Retail–0.68%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	899,179

Homebuilding–3.63%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(c)	343,000	342,143
6.88%, 02/15/2021(c)	402,000	413,557
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	641,000	680,261
8.75%, 03/15/2022	400,000	443,000
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	112,000	131,040
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	133,000	137,655
5.38%, 10/01/2022	640,000	696,000
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	400,000	461,000
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	135,000	142,594
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	467,640
7.15%, 04/15/2020	300,000	331,500
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	578,140
		4,824,530

Household Products–1.79%
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	287,000	292,381
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	215,798
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	614,000	658,515
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	663,000	707,752
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	492,000	509,220
		2,383,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Income Trust II

	Principal Amount	Value
Independent Power Producers & Energy Traders–2.03%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/2020	$40,000	$45,950
Sr. Unsec. Notes, 5.50%, 04/15/2025	1,199,000	1,249,957
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	294,000	274,155
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	275,000	286,000
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	306,000	316,710
6.63%, 03/15/2023	338,000	350,675
6.63%, 01/15/2027	167,000	176,185
		2,699,632

Industrial Machinery–0.07%
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	95,000	97,850

Integrated Oil & Gas–0.20%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	267,043

Integrated Telecommunication Services–2.79%
CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	415,000	436,269
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	609,000
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	414,915
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	727,000	722,456
10.50%, 09/15/2022	320,000	288,400
11.00%, 09/15/2025	510,000	444,975
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	224,000	257,600
7.20%, 07/18/2036	429,000	534,105
		3,707,720

Internet Software & Services–1.42%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(c)	160,000	167,600
5.38%, 03/15/2027(c)	350,000	370,562
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	62,000	66,805
5.88%, 01/15/2026	1,171,000	1,288,100
		1,893,067

Leisure Facilities–0.77%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	295,000	311,963

	Principal Amount	Value
Leisure Facilities–(continued)
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(c)	$700,000	$707,875
		1,019,838

Managed Health Care–1.07%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	306,000	318,240
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(c)	331,000	326,449
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	745,000	784,112
		1,428,801

Metal & Glass Containers–1.62%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(c)	227,000	232,959
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	200,000	212,500
7.25%, 05/15/2024(c)	335,000	370,175
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	425,000	464,312
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	354,229
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	494,000	516,847
		2,151,022

Movies & Entertainment–0.98%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	860,000	824,525
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(c)	457,000	479,850
		1,304,375

Oil & Gas Drilling–0.99%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	560,000	413,000
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	372,000	329,220
6.50%, 12/15/2021	224,000	218,400
7.75%, 12/15/2023	92,000	91,770
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	320,000	271,200
		1,323,590

Oil & Gas Equipment & Services–1.17%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	230,000	224,825
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2019	217,000	217,271
7.13%, 12/15/2021	503,000	508,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	$511,000	$427,963
8.25%, 06/15/2023	175,000	173,250
		1,551,339

Oil & Gas Exploration & Production–8.33%
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	525,000	535,500
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	420,000	437,850
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	765,000	719,100
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	145,225
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(c)	410,000	401,800
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	239,000	235,415
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(c)	488,000	479,460
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	666,000	712,620
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	623,372
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	887,000	931,350
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	220,000	210,925
Sr. Unsec. Notes, 6.88%, 03/01/2021	591,000	614,640
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	497,000	478,363
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(c)	429,000	437,580
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	410,000	438,700
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(c)	479,000	482,593
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	292,000	277,400
6.75%, 09/15/2026	270,000	257,175
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	691,000	640,902
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	880,000	820,600
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(c)	663,000	653,055
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	563,000	554,555
		11,088,180

	Principal Amount	Value
Oil & Gas Refining & Marketing–0.54%
MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	$665,000	$713,138

Oil & Gas Storage & Transportation–7.00%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	1,321,000	1,441,541
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	149,000	159,244
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	860,000	881,500
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	794,000	813,850
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,102,000	1,192,915
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	253,000	264,385
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/01/2025	139,000	124,405
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(c)	99,000	102,465
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	1,627,000	1,799,869
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(c)	515,000	509,850
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	266,000	272,982
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(c)	478,000	493,535
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	876,000	899,551
Sr. Unsec. Notes, 7.88%, 09/01/2021	304,000	354,920
		9,311,012

Other Diversified Financial Services–0.54%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	552,766
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(c)	165,000	172,013
		724,779

Packaged Foods & Meats–1.77%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	336,000	346,500
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	359,437
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	200,000	202,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Income Trust II

	Principal Amount	Value
Packaged Foods & Meats–(continued)
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	$176,000	$176,880
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(c)	412,000	426,935
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	790,000	841,350
		2,353,852

Paper Packaging–0.38%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	508,005

Paper Products–1.57%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	729,000	730,822
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 7.75%, 12/01/2022	228,000	243,675
Sr. Unsec. Notes, 6.50%, 02/01/2024(c)	200,000	209,250
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	381,000	388,144
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	527,000	519,095
		2,090,986

Pharmaceuticals–1.72%
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	232,375
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(c)	1,136,000	1,045,120
5.88%, 05/15/2023(c)	227,000	193,801
6.13%, 04/15/2025(c)	400,000	339,000
7.00%, 10/01/2020(c)	242,000	242,302
7.25%, 07/15/2022(c)	250,000	239,063
		2,291,661

Restaurants–1.05%
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(c)	433,000	457,898
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	496,387
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(c)	186,000	198,555
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(c)	232,000	238,960
		1,391,800

Security & Alarm Services–1.00%
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	1,196,000	1,324,570

	Principal Amount	Value
Semiconductors–0.80%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	$595,000	$630,700
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(c)	420,000	439,688
		1,070,388

Specialized Consumer Services–1.14%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	424,000	436,720
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,080,040
		1,516,760

Specialized Finance–3.70%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	430,000	466,012
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	155,000	173,988
Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	898,800
5.50%, 02/15/2022	159,000	173,509
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	750,000	811,875
5.00%, 08/01/2023	415,000	450,794
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,061,602
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	883,950
		4,920,530

Specialized REIT’s–1.13%
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	582,481
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	386,000	411,573
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(c)	474,000	503,625
		1,497,679

Specialty Chemicals–3.11%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	425,000	444,125
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(c)	472,000	483,800
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(c)	630,000	711,900
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(c)	623,000	720,344
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	645,000	678,862
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	448,000	486,640
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(c)	380,000	404,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Income Trust II

	Principal Amount	Value
Specialty Chemicals–(continued)
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(c)	$205,000	$209,869
		4,140,240

Steel–1.62%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	487,000	575,269
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	575,000	611,656
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(c)	439,000	448,877
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	506,000	517,385
		2,153,187

Systems Software–0.34%
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(c)	433,000	453,967

Technology Distributors–0.35%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	441,000	462,499

Technology Hardware, Storage & Peripherals–3.13%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	1,253,000	1,337,578
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	1,191,000	1,320,521
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	554,000	606,630
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	757,000	901,776
		4,166,505

Trading Companies & Distributors–1.85%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	647,000	676,924
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(c)	735,000	762,562
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(c)	288,000	316,080
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	501,830
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	209,313
		2,466,709

Trucking–2.10%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(c)	685,000	672,156

	Principal Amount		Value
Trucking–(continued)
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(c)		$179,000	$181,685
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020		235,000	226,188
6.75%, 04/15/2019		450,000	449,437
7.38%, 01/15/2021		235,000	232,650
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)		982,000	1,031,100
			2,793,216

Wireless Telecommunication Services–6.64%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(c)		206,000	223,510
7.75%, 05/15/2022(c)		666,000	708,457
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(c)		425,000	449,437
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024		895,000	930,800
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021		390,000	496,275
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		816,000	900,660
7.63%, 02/15/2025		335,000	377,713
7.88%, 09/15/2023		1,599,000	1,822,860
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		351,000	390,049
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,270,000	1,368,425
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(c)		500,000	520,625
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(c)		435,000	442,069
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(c)		200,000	208,000
			8,838,880
Total U.S. Dollar Denominated Bonds & Notes (Cost $170,103,572)			174,926,992

Non-U.S. Dollar Denominated Bonds & Notes–0.56%(i)
Casinos & Gaming–0.19%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(c)	EUR	200,000	251,252

Health Care Services–0.37%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(c)	EUR	375,000	497,537
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $659,441)			748,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Income Trust II

	Shares	Value
Preferred Stock–0.09%
Specialized Finance–0.09%
CIT Group Inc., Series A, 5.80% Pfd. (Cost $115,000)	115,000	$120,031

Money Market Funds–1.07%
Government & Agency Portfolio–Institutional Class, 0.93%(j)	852,747	852,747
Treasury Portfolio–Institutional Class, 0.90%(j)	568,498	568,498
Total Money Market Funds (Cost $1,421,245)		1,421,245
TOTAL INVESTMENTS IN SECURITIES–133.18% (Cost $172,299,258)		177,217,057
OTHER ASSETS LESS LIABILITIES–2.55%		3,396,203
BORROWINGS–(35.73)%		(47,550,000)
NET ASSETS–100.00%		$133,063,260

Investment Abbreviations:

Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $69,684,039, which represented 52.37% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $6, which represented less than 1% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Perpetual bond with no specified maturity date.
(g)	Acquired as part of the Sino-Forest Corp. reorganization.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/30/2017	Deutsche Bank Securities Inc.	EUR	902,839	USD	1,067,086	$(13,021)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Income Trust II

Portfolio Composition†

By credit quality, based on total investments

as of August 31, 2017

BBB	4.6%
BB	49.4
B	39.7
CCC	3.9
CC	0.3
Non-Rated	2.1

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $170,878,013)	$175,795,812
Investments in affiliated money market funds, at value and cost	1,421,245
Foreign currencies, at value (Cost $451,569)	452,644
Receivable for:
Investments sold	1,284,158
Dividends and interest	2,872,946
Investment for trustee deferred compensation and retirement plans	13,895
Other assets	23,798
Total assets	181,864,498

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	13,021
Borrowings	47,550,000
Payable for:
Investments purchased	1,037,321
Dividends	21,211
Accrued interest expense and line of credit fees	87,579
Accrued trustees’ and officers’ fees and benefits	3,323
Accrued other operating expenses	73,786
Trustee deferred compensation and retirement plans	14,997
Total liabilities	48,801,238
Net assets applicable to shares outstanding	$133,063,260

Net assets consist of:
Shares of beneficial interest	$139,583,557
Undistributed net investment income	(1,100,731)
Undistributed net realized gain (loss)	(10,327,580)
Net unrealized appreciation	4,908,014
$133,063,260

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Outstanding	8,118,429
Class A:
Net asset value per share	$16.39
Market value per share	$14.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $656)	$5,034,305
Dividends from affiliated money market funds	16,292
Total investment income	5,050,597

Expenses:
Advisory fees	634,884
Administrative services fees	25,205
Custodian fees	5,487
Interest, facilities and maintenance fees	501,386
Transfer agent fees	8,215
Trustees’ and officers’ fees and benefits	11,974
Registration and filing fees	12,500
Reports to shareholders	13,090
Professional services fees	31,935
Taxes	16,200
Other	6,715
Total expenses	1,267,591
Less: Fees waived	(3,141)
Net expenses	1,264,450
Net investment income	3,786,147

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	944,736
Foreign currencies	18,545
Forward foreign currency contracts	(106,056)
857,225
Change in net unrealized appreciation (depreciation) of:
Investment securities	(216,280)
Foreign currencies	3,275
Forward foreign currency contracts	(9,422)
(222,427)
Net realized and unrealized gain	634,798
Net increase in net assets resulting from operations	$4,420,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$3,786,147	$8,750,057
Net realized gain	857,225	1,189,127
Change in net unrealized appreciation (depreciation)	(222,427)	15,382,296
Net increase in net assets resulting from operations	4,420,945	25,321,480
Distributions to shareholders from net investment income	(4,140,399)	(8,669,311)
Return of capital	—	(512,636)
Net increase in net assets	280,546	16,139,533

Net assets:
Beginning of period	132,782,714	116,643,181
End of period (includes undistributed net investment income of $(1,100,731) and $(746,479), respectively)	$133,063,260	$132,782,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$4,420,945

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(43,795,185)
Proceeds from sales of investments	38,263,399
Net change in transactions in foreign currency contracts	9,422
Amortization of premium	299,945
Accretion of discount	(142,633)
Increase in receivables and other assets	(135,369)
Decrease in accrued expenses and other payables	(9,206)
Net realized gain from investment securities	(944,736)
Net change in unrealized depreciation on investment securities	216,280
Net cash provided by (used in) operating activities	(1,817,138)

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(4,141,599)
Net cash provided by (used in) financing activities	(4,141,599)
Net increase (decrease) in cash and cash equivalents	(5,958,737)
Cash and cash equivalents at beginning of period	7,832,626
Cash and cash equivalents at end of period	$1,873,889

Non-cash financing activities:

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$474,423

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of income producing, fixed-income securities.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

18                         Invesco High Income Trust II

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

19                         Invesco High Income Trust II

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

20                         Invesco High Income Trust II

N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $3,141.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

21                         Invesco High Income Trust II

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$174,926,986	$6	$174,926,992
Non-U.S. Dollar Denominated Bonds & Notes	—	748,789	—	748,789
Preferred Stock	—	120,031	—	120,031
Money Market Funds	1,421,245	—	—	1,421,245
	1,421,245	175,795,806	6	177,217,057
Forward Foreign Currency Contracts*	—	(13,021)	—	(13,021)
Total Investments	$1,421,245	$175,782,785	$6	$177,204,036

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(13,021)
Derivatives not subject to master netting agreements	13,021
Total Derivative Liabilities subject to master netting agreements	$—

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash
Deutsche Bank Securities	$—	$(13,021)	$(13,021)	$—	$—	$(13,021)

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(106,056)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(9,422)
Total	$(115,478)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,274,466

22                         Invesco High Income Trust II

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust has entered into a $65 million Credit Agreement which will expire on November 17, 2017. This Credit Agreement is secured by the assets of the Trust.

During the six months ended August 31, 2017, the average daily balance of borrowing under the Credit Agreement was $47,550,000 with a weighted interest rate of 2.00%. The carrying amount of the Trust’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,048,974	$6,121,076	$11,170,050

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $43,027,979 and $37,498,649, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,879,742
Aggregate unrealized (depreciation) of investments	(1,535,261)
Net unrealized appreciation of investments	$4,344,481

Cost of investments for tax purposes is $172,859,555.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	8,118,429	8,118,429
Shares issued through dividend reinvestment	—	—
Ending shares	8,118,429	8,118,429

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

23                         Invesco High Income Trust II

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.084	September 13, 2017	September 29, 2017
October 2, 2017	$0.084	October 13, 2017	October 31, 2017

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,		Year ended February 29,	Years ended February 28,
	2017		2017		2016	2015	2014	2013
Net asset value, beginning of period	$16.36		$14.37		$17.11	$17.88	$17.51	$16.38
Net investment income(a)	0.47		1.08		1.14	1.18	1.28	1.35
Net gains (losses) on securities (both realized and unrealized)	0.07		2.04		(2.64)	(0.66)	0.46	1.17
Total from investment operations	0.54		3.12		(1.50)	0.52	1.74	2.52
Less: Dividends paid to common shareholders from net investment income	(0.51)		(1.07)		(1.15)	(1.29)	(1.37)	(1.39)
Less: Return of capital	—		(0.06)		(0.09)	—	—	—
Net asset value per common share, end of period	$16.39		$16.36		$14.37	$17.11	$17.88	$17.51
Market value per common share, end of period	$14.97		$14.66		$12.61	$15.29	$16.65	$18.03
Total return at net asset value(b)	3.67%		23.29%		(8.09)%	3.73%	10.95%	15.74%
Total return at market value(c)	5.67%		25.90%		(9.74)%	(0.46)%	0.34%	15.57%
Net assets, end of period (000’s omitted)	$133,063		$132,783		$116,643	$138,940	$145,197	$142,161
Portfolio turnover rate(d)	22%		91%		87%	99%	74%	58%

Ratios/supplemental data based on average net assets applicable to common share:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.90	%(e)	1.71%		1.67%	1.49%	1.54%	1.67%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.15	%(e)	1.14%		1.21%	1.11%	1.13%	1.20%
Without fee waivers and/or expense reimbursements	1.90	%(e)	1.72%		1.67%	1.53%	1.63%	1.83%
Ratio of net investment income to average net assets	5.67	%(e)	6.85	%(f)	7.13%	6.81%	7.36%	7.96%

Senior Securities:
Asset coverage per $1,000 unit of senior indebtedness(g)	$3,798		$3,792		$3,453	$3,749	$3,872	$3,812
Total borrowings (000’s omitted)	$47,550		$47,550		$47,550	$50,550	$50,550	$50,550

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $94,353,288 and sold of $25,036,644 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Investments into the Fund.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $132,367.
(f)	Amount includes the effect of insurance settlement proceeds received related to Auction Rate Preferred Shares previously issued by the Trust. The ratio of net investment income excluding these payments would have been 6.66%.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

24                         Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco High Income Trust II (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End High Yield Leveraged Bond Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management

25                         Invesco High Income Trust II

fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26                         Invesco High Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purpose:

(1)	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	David C. Arch	6,700,473	300,585
	Teresa M. Ressel	6,709,656	291,402
	Larry Soll	6,703,419	297,639
	Philip A. Taylor	6,715,568	285,490
	Christopher L. Wilson	6,712,617	288,441

27                         Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05769	VK-CE-HINC2-SAR-1	10252017	0809

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer
Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer
Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos Principal Financial Officer
Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.